RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectuses for VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors BDC Income ETF, VanEck Vectors Biotech ETF, VanEck Vectors CEF Municipal Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Environmental Services ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Gaming ETF, VanEck Vectors Generic Drugs ETF, VanEck Vectors Global Spin-Off ETF, VanEck Vectors High Income MLP ETF, VanEck Vectors High Income Infrastructure MLP ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Morningstar International Moat ETF, VanEck Vectors Morningstar Wide Moat ETF, VanEck Vectors Mortgage REIT Income ETF, VanEck Vectors Pharmaceutical ETF, VanEck Vectors Preferred Securities ex Financials ETF, VanEck Vectors Pre-Refunded Municipal Index ETF, VanEck Vectors Retail ETF, VanEck Vectors Semiconductor ETF, VanEck Vectors Short High-Yield Municipal Income ETF and VanEck Vectors Treasury-Hedged High Yield Bond ETF that were filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 2, 2016 (Accession No. 0000930413-16-006861), which are incorporated herein by reference.